Investment Objectives and Goals - T-REX 2X Long GRNY Daily Target ETF	Feb. 20, 2026
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG GRNY DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of GRNY. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.